VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Financial Information for Variable Interest Entities

	JB Believe LLC As of and for the years ended December 31,
	2021	2020
Assets	$265,778	$61,151
Liabilities	$(6,749,738)	$(6,559,567)
Revenues	$21,894	$107,800
Expenses	$(7,437)	$(46,649)